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                   J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036



February 23, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  J.P. Morgan Fleming Mutual Fund Group, Inc. (File Nos. 811-8189 and
     333-25803)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for J.P. Morgan Fleming Mutual Fund Group, Inc. (the "Trust") does not differ from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 18, 2005.

     Please call the undersigned at (212) 837-1711 with any questions you may have.



                                                   Very truly yours,

                                                   /s/ Avery P. Maher
                                                   -------------------------
                                                   Avery P. Maher
                                                   Vice President and
                                                   Assistant General Counsel